John Hancock
Regional Bank Fund
Quarterly portfolio holdings 1/31/2022

Fund’s investments
As of 1-31-22 (unaudited)
	Shares	Value
Common stocks 98.1%		$1,346,915,586
(Cost $618,413,551)
Financials 98.1%		1,346,915,586
Banks 93.0%
1st Source Corp.	153,226	7,642,913
American Business Bank (A)	163,906	6,875,857
Ameris Bancorp	341,720	16,850,213
Atlantic Capital Bancshares, Inc. (A)	334,409	10,072,399
Atlantic Union Bankshares Corp.	370,445	15,084,520
Bank of America Corp.	780,190	35,997,967
Bank of Marin Bancorp	284,423	10,606,134
Bank7 Corp.	115,196	2,781,983
Bar Harbor Bankshares	213,646	6,524,749
BayCom Corp. (A)	261,780	5,445,024
Business First Bancshares, Inc.	238,394	6,543,915
C&F Financial Corp.	33,954	1,737,426
Cadence Bank	396,110	12,346,749
California BanCorp (A)	187,263	4,157,239
Cambridge Bancorp	125,309	11,220,168
Camden National Corp.	116,249	5,772,925
CB Financial Services, Inc.	78,945	1,923,890
Central Valley Community Bancorp	190,797	4,273,853
Citizens Community Bancorp, Inc.	309,078	4,463,086
Citizens Financial Group, Inc.	843,651	43,422,717
Civista Bancshares, Inc.	283,988	6,846,951
Coastal Financial Corp. (A)	286,492	13,871,943
Codorus Valley Bancorp, Inc.	138,347	2,999,363
Columbia Banking System, Inc.	367,934	12,793,065
Comerica, Inc.	389,179	36,108,028
ConnectOne Bancorp, Inc.	214,529	6,867,073
Cullen/Frost Bankers, Inc.	145,438	20,508,212
CVB Financial Corp.	181,934	4,008,006
Eagle Bancorp Montana, Inc.	189,611	4,323,131
East West Bancorp, Inc.	238,882	20,625,072
Equity Bancshares, Inc., Class A	234,771	7,526,758
Evans Bancorp, Inc.	123,899	5,275,619
Farmers & Merchants Bancorp, Inc.	170,469	5,385,116
Farmers National Banc Corp.	223,565	3,901,209
Fifth Third Bancorp	795,211	35,490,267
First Business Financial Services, Inc.	193,399	6,513,678
First Community Corp.	211,824	4,477,959
First Financial Bancorp	524,051	13,211,326
First Horizon Corp.	981,501	16,793,482
First Merchants Corp.	287,022	12,178,343
First Mid Bancshares, Inc.	112,080	4,612,092
First Northwest Bancorp	114,280	2,547,301
Flushing Financial Corp.	133,176	3,144,285
German American Bancorp, Inc.	169,111	6,696,796
Glacier Bancorp, Inc.	64,706	3,360,183
Great Southern Bancorp, Inc.	82,402	4,889,735
Great Western Bancorp, Inc.	434,934	13,430,762
Hancock Whitney Corp.	460,753	24,290,898
HBT Financial, Inc.	348,046	6,477,136
Heritage Commerce Corp.	1,040,706	12,967,197
2	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Horizon Bancorp, Inc.	676,914	$14,438,576
Huntington Bancshares, Inc.	2,460,674	37,057,750
Independent Bank Corp. (Massachusetts)	131,913	11,126,862
Independent Bank Corp. (Michigan)	264,259	6,469,060
JPMorgan Chase & Co.	211,714	31,460,700
KeyCorp	1,735,006	43,479,250
Landmark Bancorp, Inc.	76,539	2,181,362
Level One Bancorp, Inc.	188,461	7,466,825
Limestone Bancorp, Inc. (A)	56,610	1,077,854
Live Oak Bancshares, Inc.	176,980	10,417,043
M&T Bank Corp.	215,592	36,516,973
Metrocity Bankshares, Inc.	138,772	3,578,930
Mid Penn Bancorp, Inc.	98,939	2,953,329
MidWestOne Financial Group, Inc.	211,647	6,757,889
NBT Bancorp, Inc.	92,876	3,592,444
Nicolet Bankshares, Inc. (A)	191,379	17,815,471
Northrim BanCorp, Inc.	135,913	5,972,017
Ohio Valley Banc Corp.	63,277	1,866,672
Old National Bancorp	617,084	11,311,150
Old Second Bancorp, Inc.	585,044	7,857,141
Orange County Bancorp, Inc.	65,010	2,665,410
Pacific Premier Bancorp, Inc.	444,392	16,997,994
PacWest Bancorp	269,689	12,521,660
Pinnacle Financial Partners, Inc.	368,606	35,647,886
Plumas Bancorp	80,900	3,031,323
Popular, Inc.	217,850	19,425,685
QCR Holdings, Inc.	143,554	8,188,320
Red River Bancshares, Inc.	78,093	4,058,493
Regions Financial Corp.	1,723,597	39,539,315
Renasant Corp.	288,430	10,608,455
SB Financial Group, Inc.	195,377	3,764,908
Shore Bancshares, Inc.	296,459	5,852,101
Sierra Bancorp	157,172	4,169,773
Southern First Bancshares, Inc. (A)	158,509	9,288,627
SouthState Corp.	49,767	4,200,832
Stock Yards Bancorp, Inc.	190,290	11,337,478
SVB Financial Group (A)	55,407	32,352,147
Synovus Financial Corp.	444,489	22,117,773
The Community Financial Corp.	140,879	5,578,808
The First Bancorp, Inc.	138,062	4,437,313
The First Bancshares, Inc.	180,838	6,522,827
The PNC Financial Services Group, Inc.	172,391	35,510,822
Third Coast Bancshares, Inc. (A)	112,583	2,699,740
TriCo Bancshares	350,797	15,249,146
Truist Financial Corp.	578,185	36,321,582
U.S. Bancorp	554,756	32,281,252
Umpqua Holdings Corp.	277,739	5,632,547
Univest Financial Corp.	204,166	6,151,522
Washington Trust Bancorp, Inc.	170,988	9,759,995
Webster Financial Corp.	46,131	2,620,702
Western Alliance Bancorp	318,862	31,627,922
Zions Bancorp NA	549,264	37,251,084
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND	3

	Shares	Value
Financials (continued)
Thrifts and mortgage finance 5.1%
ESSA Bancorp, Inc.	107,532	$1,897,940
OP Bancorp	385,055	5,498,585
Premier Financial Corp.	537,225	16,036,166
Provident Financial Holdings, Inc.	168,339	2,833,145
Riverview Bancorp, Inc.	162,579	1,227,471
Southern Missouri Bancorp, Inc.	196,786	10,882,266
Timberland Bancorp, Inc.	161,751	4,493,443
WSFS Financial Corp.	522,549	27,371,117

	Par value^	Value
Short-term investments 2.1%		$29,180,000
(Cost $29,180,000)
Repurchase agreement 2.1%		29,180,000
Repurchase Agreement with State Street Corp. dated 1-31-22 at 0.000% to be repurchased at $29,180,000 on 2-1-22, collateralized by $29,936,700 U.S. Treasury Notes, 0.875% due 1-31-24 (valued at $29,763,628)	29,180,000	29,180,000

Total investments (Cost $647,593,551) 100.2%	$1,376,095,586
Other assets and liabilities, net (0.2%)	(2,113,832)
Total net assets 100.0%	$1,373,981,754

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
4	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$1,346,915,586	$1,346,915,586	—	—
Short-term investments	29,180,000	—	$29,180,000	—
Total investments in securities	$1,376,095,586	$1,346,915,586	$29,180,000	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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